Share-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	$ 5	$ 2	$ 13	$ 7	$ 8	$ 8	$ 3
Total tax benefit recognized related to share-based compensation					3	3	$ 1
Unrecognized compensation costs for unvested awards	$ 13		$ 13		$ 6	8
Unrecognized compensation costs, weighted average period for recognition			2 years		1 year 8 months 12 days
Common stock available for future issuance	7,961,151		7,961,151
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Achievement percentage					100.00%
Fair value of shares vested					$ 4	$ 8
Shares issued (in shares)			530,674		331,227	231,185	573,625
Grant date fair value (in dollars per share)			$ 29.15		$ 18.68	$ 26.16	$ 20.51
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (in shares)			669,658		148,929	89,641	111,036
Grant date fair value (in dollars per share)			$ 8.66		$ 5.21	$ 7.99	$ 7.22
Exercise price (in dollars per share)			$ 28.30		$ 18.69	$ 26.16	$ 20.51
Stock options exercisable (in shares)	169,926		169,926		92,435
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of shares vested					$ 2
First year after date of grant | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%
First year after date of grant | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%
First year after date of grant | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					50.00%
Second year after date of grant | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%
Second year after date of grant | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%
Second year after date of grant | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					50.00%
Third year after date of grant | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%
Third year after date of grant | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%